Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
At the beginning of the year
Current addition	43,848
At the end of the year	$ 43,848